INCOME TAXES (Details)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
INCOME TAXES
Income tax provision at the federal statutory rate	21.00%	21.00%
Effect on operating losses	(21.00%)	(21.00%)